Subsequent Events (Narrative) (Details) - Global Share Incentive Plan (2013) [Member] - Subsequent Event [Member]	1 Months Ended
Mar. 31, 2025 shares
Options [Member]
Subsequent Event [Line Items]
Options and RSU approved for grant during period not yet issued	311,001
RSUs [Member]
Subsequent Event [Line Items]
Options and RSU approved for grant during period not yet issued	29,642